Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Line Items]
Deferred tax asset, net operating losses and tax credit carryforwards	$ 1,900,000
Likelihood for being realized upon settlement	50.00%
Income tax expense, interest and penalties related to tax positions	300,000	800,000	400,000
Liability for interest and penalties	2,600,000	3,100,000
Unrecognized tax benefits that would impact the effective tax rate	6,600,000
Minimum [Member]
Income Tax Disclosure [Line Items]
Change in uncertain tax positions	500,000
Maximum [Member]
Income Tax Disclosure [Line Items]
Change in uncertain tax positions	5,600,000
Foreign [Member]
Income Tax Disclosure [Line Items]
Net operating loss, expiration	Begin to expire in 2031
Deferred tax asset, net operating loss	1,400,000
Foreign [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Statute of limitations	1 year
Foreign [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Statute of limitations	7 years
State [Member]
Income Tax Disclosure [Line Items]
Deferred tax asset, net operating loss	$ 500,000
Net operating loss, expiration	Expiration dates through 2031
Number of income tax audits pending	0
State [Member] | Federal Changes [Member]
Income Tax Disclosure [Line Items]
Statute of limitations	1 year
State [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Statute of limitations	3 years
State [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Statute of limitations	5 years